Warrants - Schedule of Warrants (Q2) (Details) - shares	3 Months Ended	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	18,645,997
Public Warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	11,499,997	11,240,688
Exercised (in shares)	(259,309)	0
Issued (in shares)	0	0
Outstanding, ending (in shares)	11,240,688	11,240,688
Private Warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	7,146,000	7,146,000
Exercised (in shares)	0	0
Issued (in shares)	0	0
Outstanding, ending (in shares)	7,146,000	7,146,000
2024 WTI Warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)		2
Exercised (in shares)		0
Issued (in shares)		0
Outstanding, ending (in shares)	2	2
2025 WTI Warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)		0
Exercised (in shares)		0
Issued (in shares)		2
Outstanding, ending (in shares)	0	2